S000071770 [Member] Investment Objectives and Goals - iShares BBB Rated Corporate Bond ETF	Feb. 28, 2026
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® BBB RATED CORPORATE BOND ETF LQDB | NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The iShares BBB Rated Corporate Bond ETF (the “Fund”) seeks to track the investment results of an index composed of BBB (or its equivalent) fixed rate U.S. dollar-denominated bonds issued by U.S. and non-U.S. corporate issuers.